UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Multisector Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Multisector Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 23.1%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 1.9%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,097,561

			$11,097,561

Banks — 2.3%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,545,006
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,529,320

			$13,074,326

Chemicals — 0.5%
CF Industries, Inc., 3.45%, 6/1/23		1,630	$1,536,275
CF Industries, Inc., 4.95%, 6/1/43		1,895	1,634,437

			$3,170,712

Commercial Services — 0.3%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,653,300

			$1,653,300

Computers — 1.7%
Seagate HDD Cayman, 4.875%, 6/1/27		10,231	$9,645,173

			$9,645,173

Diversified Financial Services — 4.2%
Jefferies Group, LLC, 6.50%, 1/20/43		6,470	$6,636,764
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,150,465
OM Asset Management PLC, 4.80%, 7/27/26		8,015	7,761,710

			$24,548,939

Electrical Components & Equipment — 1.1%
Ingram Micro, Inc., 5.45%, 12/15/24		6,245	$6,206,250

			$6,206,250

Home Builders — 1.4%
MDC Holdings, Inc., 6.00%, 1/15/43		9,474	$8,360,805

			$8,360,805

Metal Fabricate & Hardware — 1.1%
Valmont Industries, Inc., 5.00%, 10/1/44		6,771	$6,205,249

			$6,205,249

Mining — 2.9%
Freeport-McMoRan, Inc., 5.45%, 3/15/43		8,106	$7,011,690
Southern Copper Corp., 5.25%, 11/8/42		5,330	5,083,875
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	4,463,235

			$16,558,800

Miscellaneous Manufacturing — 1.7%
Trinity Industries, Inc., 4.55%, 10/1/24		9,556	$9,602,213

			$9,602,213

Security	Principal Amount* (000’s omitted)		Value
Oil & Gas — 1.4%
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	$8,063,610

			$8,063,610

Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates, L.P., 4.60%, 10/15/24		4,640	$4,322,086

			$4,322,086

Retail — 1.9%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$2,437,500
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,562,953

			$11,000,453

Total Corporate Bonds & Notes (identified cost $127,741,364)			$133,509,477

Foreign Corporate Bonds — 19.6%

Security	Principal Amount* (000’s omitted)		Value
Banks — 1.8%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,337,769
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(3)		2,892	2,882,318

			$10,220,087

Electric — 1.5%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)		6,135	$5,929,477
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)		2,936	2,914,714

			$8,844,191

Foods — 1.2%
ESAL GmbH, 6.25%, 2/5/23(1)		7,295	$7,315,426

			$7,315,426

Media — 1.0%
Grupo Televisa SAB, 5.00%, 5/13/45		7,000	$6,017,014

			$6,017,014

Miscellaneous Manufacturing — 1.5%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$8,540,625

			$8,540,625

Oil & Gas — 6.7%
Ecopetrol SA, 5.875%, 5/28/45		12,733	$11,319,637
Ensco PLC, 5.20%, 3/15/25		7,232	6,617,280
Genneia SA, 8.75%, 1/20/22(1)		1,465	1,512,612
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		15,743	5,352,640
Petrobras Global Finance BV, 5.625%, 5/20/43		14,600	11,574,880
Raizen Fuels Finance SA, 5.30%, 1/20/27(1)		2,220	2,221,110

			$38,598,159

Retail — 1.4%
Signet UK Finance PLC, 4.70%, 6/15/24		8,340	$8,074,438

			$8,074,438

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 4.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$10,294,180
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)(4)		35,100	12,723,750

			$23,017,930

Transportation — 0.5%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		586	$568,650
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)(5)		2,230	2,257,875

			$2,826,525

Total Foreign Corporate Bonds (identified cost $143,931,848)			$113,454,395

Foreign Government Bonds — 21.8%

Security	Principal Amount (000’s omitted)		Value
Australia — 2.4%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	16,110	$13,800,378

			$13,800,378

Brazil — 2.6%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	48,370	$15,099,833

			$15,099,833

Canada — 7.6%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	23,685	$18,008,609
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	15,325	12,924,113
Canadian Government Bond, 0.75%, 3/1/21	CAD	17,415	13,221,749

			$44,154,471

Colombia — 0.3%
Titulos De Tesoreria B, 5.00%, 11/21/18	COP	5,100,000	$1,715,317

			$1,715,317

Mexico — 1.7%
Mexican Bonos, 8.50%, 12/13/18	MXN	200,318	$9,898,381

			$9,898,381

Norway — 1.1%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,335,996

			$6,335,996

Supranational — 6.1%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	42,310,000	$3,173,369
Inter-American Development Bank, 7.20%, 11/14/17	IDR	140,030,000	10,445,541
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	10,340	7,622,356
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,230,758
International Finance Corp., 6.45%, 10/30/18	INR	500,500	7,484,078

			$34,956,102

Total Foreign Government Bonds (identified cost $128,357,938)			$125,960,478

Convertible Bonds — 4.6%

Security	Principal Amount (000’s omitted)	Value
Home Builders — 1.6%
CalAtlantic Group, Inc., 1.25%, 8/1/32	$8,840	$9,110,725

		$9,110,725

Oil & Gas — 2.5%
Ascent Resources - Utica, LLC/AEU Finance Corp., 3.50%, 3/1/21(1)(6)	$6,955	$5,567,712
Permian Resources, LLC, 8.00%, 5/1/22(1)(6)	11,109	3,721,514
Whiting Petroleum Corp., 1.25%, 4/1/20	6,110	5,456,994

		$14,746,220

Telecommunications — 0.5%
Ciena Corp., 3.75%, 10/15/18(1)	$2,220	$2,998,388

		$2,998,388

Total Convertible Bonds (identified cost $31,946,848)		$26,855,333

Commercial Mortgage-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(1)	$2,000	$1,625,236
COMM Mortgage Trust
Series 2014-CR21, Class D, 3.917%, 12/10/47(1)(7)	5,900	4,816,058
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(7)	1,780	1,470,845
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(7)	7,500	6,324,070
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.135%, 7/15/50(1)(7)	5,150	4,425,445
Series 2016-C32, Class D, 3.396%, 12/15/49(1)	3,685	2,701,397
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,547,467
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,679,212
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,169,673
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	2,975	1,913,905

Total Commercial Mortgage-Backed Securities (identified cost $34,587,812)		$35,673,308

Senior Floating-Rate Loans — 2.5%(8)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(9)
Education Management, LLC, Term Loan, 5.51%, Maturing 7/2/20	$233	$54,695
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20	442	22,123

		$76,818

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 1.2%
Horizon Pharma, Inc., Term Loan, 5.00%, Maturing 5/7/21	$3,326	$3,376,008
Valeant Pharmaceuticals International, Inc., Term Loan, 5.02%, Maturing 2/13/19	3,399	3,408,106

		$6,784,114

Health Care — 0.5%
Community Health Systems, Inc., Term Loan, 3.75%, Maturing 12/31/19	$3,276	$3,119,326

		$3,119,326

Leisure Goods/Activities/Movies — 0.3%
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.25%, Maturing 5/14/20	$1,696	$1,679,498

		$1,679,498

Retailers (Except Food and Drug) — 0.5%
Neiman Marcus Group Ltd., Inc., Term Loan, 4.25%, Maturing 10/25/20	$3,525	$2,937,288
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	387	133,515

		$3,070,803

Total Senior Floating-Rate Loans (identified cost $15,942,212)		$14,730,559

Common Stocks — 7.0%

Security	Shares	Value
Banks — 0.8%
Regions Financial Corp.	305,923	$4,408,350

		$4,408,350

Business Equipment and Services — 0.0%(9)
Education Management Corp.(10)(11)(12)	2,788,966	$1,952

		$1,952

Computers — 0.7%
International Business Machines Corp.	22,920	$3,999,998

		$3,999,998

Home Builders — 0.4%
Lennar Corp., Class A	56,512	$2,523,261

		$2,523,261

Mining — 1.2%
Cliffs Natural Resources, Inc.(11)	535,592	$4,697,142
Freeport-McMoRan, Inc.(11)	151,142	2,516,514

		$7,213,656

Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand PLC	24,650	$1,955,978

		$1,955,978

Oil & Gas — 2.7%
California Resources Corp.(11)	1,146	$24,547
Chevron Corp.	34,592	3,851,819
Pacific Exploration and Production Corp.(11)	134,260	5,372,548
Royal Dutch Shell PLC, Class B, ADR	105,550	6,065,959

		$15,314,873

Security	Shares	Value
Retail — 0.2%
Signet Jewelers, Ltd.	12,300	$955,341

		$955,341

Semiconductors — 0.3%
Intel Corp.	51,983	$1,914,014

		$1,914,014

Telecommunications — 0.4%
Corning, Inc.	88,391	$2,341,478

		$2,341,478

Total Common Stocks (identified cost $54,342,790)		$40,628,901

Convertible Preferred Stocks — 3.4%

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(10)(11)(12)	3,103	$869

		$869

Oil & Gas — 2.4%
Chesapeake Energy Corp., 5.75%	21,765	$13,984,012

		$13,984,012

Real Estate Investment Trusts (REITs) — 1.0%
iStar, Inc., Series J, 4.50%	115,195	$5,694,089

		$5,694,089

Total Convertible Preferred Stocks (identified cost $27,719,966)		$19,678,970

Short-Term Investments — 9.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(13)	57,235,461	$57,241,184

Total Short-Term Investments (identified cost $57,242,290)		$57,241,184

Total Investments — 98.1% (identified cost $621,813,068)		$567,732,605

Other Assets, Less Liabilities — 1.9%		$10,872,452

Net Assets — 100.0%		$578,605,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $137,875,145 or 23.8% of the Portfolio’s net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $21,138,147 or 3.7% of the Portfolio’s net assets.
(3)	Security converts to floating rate after the indicated fixed-rate coupon period.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.
(5)	When-issued security.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(9)	Amount is less than 0.05%.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Non-income producing security.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $99,853.

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

COP	-	Colombian Peso

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	55.6%	$322,023,833
Canada	9.9	57,158,331
Brazil	9.4	54,287,639
Supranational	6.1	34,956,102
Mexico	5.6	32,139,052
Australia	4.1	24,020,465
Colombia	3.2	18,407,502
Norway	1.1	6,335,996
Netherlands	1.0	6,065,959
Peru	0.9	5,083,875
Argentina	0.6	3,770,487
Trinidad and Tobago	0.5	2,914,714
Denmark	0.1	568,650

Total Investments	98.1%	$567,732,605

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	69.1%	$399,968,291
Canadian Dollar	7.6	44,154,471
Australian Dollar	5.6	32,235,708
New Zealand Dollar	4.7	27,032,678
Mexican Peso	3.5	20,192,561
Brazilian Real	2.6	15,099,833
Indian Rupee	2.4	13,714,836
Indonesian Rupiah	2.3	13,618,910
Colombian Peso	0.3	1,715,317

Total Investments	98.1%	$567,732,605

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$623,640,399

Gross unrealized appreciation	$19,833,282
Gross unrealized depreciation	(75,741,076)

Net unrealized depreciation	$(55,907,794)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$133,509,477	$—	$133,509,477
Foreign Corporate Bonds	—	113,454,395	—	113,454,395
Foreign Government Bonds	—	125,960,478	—	125,960,478
Convertible Bonds	—	26,855,333	—	26,855,333
Commercial Mortgage-Backed Securities	—	35,673,308	—	35,673,308
Senior Floating-Rate Loans	—	14,730,559	—	14,730,559
Common Stocks	40,626,949	—	1,952	40,628,901
Convertible Preferred Stocks	—	19,678,101	869	19,678,970
Short-Term Investments	—	57,241,184	—	57,241,184
Total Investments	$40,626,949	$527,102,835	$2,821	$567,732,605

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented.

At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multisector Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017